CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, share issued	7,000,100	7,000,100	10,000,000
Preferred stock, share outstanding	7,000,100	7,000,100	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	17,171,717	17,171,717	17,171,717
Common stock, shares issued	16,881,638	13,899,196	10,101,500
Common stock, shares oustanding	16,881,638	13,899,196	10,101,500
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, share issued	100	100	100
Preferred stock, share outstanding	100	100	100
Common stock, par value (in dollars per share)
Common stock, shares authorized
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, share issued	7,000,000	7,000,000	10,000,000
Preferred stock, share outstanding	7,000,000	7,000,000	10,000,000
Common stock, par value (in dollars per share)
Common stock, shares authorized
Series F Non Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, share issued	0	0	0
Preferred stock, share outstanding	0	0	0
Common stock, par value (in dollars per share)
Common stock, shares authorized
Common stock, shares issued
Common stock, shares oustanding